CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Equity / (deficit) attributable to owners of the parent	Issued capital	Share premium	Own Shares Trade Premium	Stock options and share based incentives	Convertible instruments	Cost of own shares held	Retained deficit	Foreign currency translation reserve	Revaluation of PP&E and effect of tax rate change	Non-controlling Interests	Total
Beginning balance at Jun. 30, 2018	$ 13,713,484	$ 2,810	$ 68,023,449		$ 102,827			$ (26,149,583)	$ (36,612,070)	$ 8,346,051	$ 19,420,172	$ 33,133,656
Adjustment of opening balance for the application of IAS 29	19,560,024							22,546,341		(2,986,317)	7,797,295	27,357,319
Parent company investment (Note 11)	(14,558,347)		(14,558,347)									(14,558,347)
Reverse Stock Options	(102,827)				(102,827)							(102,827)
Reverse recapitalization	21,906,182	329	21,905,853									21,906,182
Capitalization of warrants	(3,432,723)		(3,432,723)									(3,432,723)
Shares issued - Rizobacter call option	21,440,126	474	21,439,652								(14,302,975)	7,137,151
Contribution Semya	3,108,981		3,108,981									3,108,981
Profit (loss) of the year	(18,369,045)							(18,369,045)			2,010,154	(16,358,891)
Other comprehensive (loss) / income	4,036,008								5,132,487	(1,096,479)	(131,643)	3,904,365
Ending balance at Jun. 30, 2019	47,301,863	3,613	96,486,865					(21,972,287)	(31,479,583)	4,263,255	14,793,003	62,094,866
Stock options and share based incentives	3,428,029				3,428,029							3,428,029
Convertible notes	702,981					$ 702,981						702,981
Purchase of own shares	(30,906)						$ (30,906)					(30,906)
Profit (loss) of the year	3,359,175							3,359,175			877,453	4,236,628
Other comprehensive (loss) / income	(8,581,747)								(11,718,618)	3,136,871	(1,100,369)	(9,682,116)
Ending balance at Jun. 30, 2020	46,179,395	3,613	96,486,865		3,428,029	702,981	(30,906)	(18,613,112)	(43,198,201)	7,400,126	14,570,087	60,749,482
Capitalization of warrants	6,849,468	260	7,765,410	$ (916,202)								6,849,468
Shares issued	15,000,000	188	14,999,812									15,000,000
Stock options and share based incentives	1,655,135	97	1,410,299		244,739							1,655,135
Purchase of own shares	(3,500,020)						(3,500,020)					(3,500,020)
Non-controlling interest for business combination											3,305,543	3,305,543
Profit (loss) of the year	(6,870,163)							(6,870,163)			3,049,541	(3,820,622)
Other comprehensive (loss) / income	8,429,427								10,575,393	(2,145,966)	1,621,891	10,051,318
Ending balance at Jun. 30, 2021	$ 67,743,242	$ 4,158	$ 120,662,386	$ (916,202)	$ 3,672,768	$ 702,981	$ (3,530,926)	$ (25,483,275)	$ (32,622,808)	$ 5,254,160	$ 22,547,062	$ 90,290,304